General (Details Textual) - USD ($) $ in Thousands			1 Months Ended				12 Months Ended
	Mar. 07, 2018	Aug. 01, 2014	Dec. 27, 2017	Feb. 28, 2017	Jun. 07, 2016	May 26, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Business combination, consideration tansferred, total		$ 2,380
Revenues							$ 289,707	$ 269,194	$ 216,190
Net income (loss) attributable to parent							13,785	352	$ 19,336
Maximum earn out future obligation								1,116
Business combination, acquisition related costs							300
Deposited escrow							$ 339
General and Administrative Expense [Member]
Business Acquisition [Line Items]
Business combination, acquisition related costs				$ 1,348
Maximum Processing Inc [Member]
Business Acquisition [Line Items]
Cash consideration						$ 4,278
Business acquisition, percentage of voting interests acquired						100.00%
Sight business intelligence Inc. [Member]
Business Acquisition [Line Items]
Cash consideration					$ 330
Knowledge Price [Member]
Business Acquisition [Line Items]
Business combination, consideration tansferred, total			$ 5,720
Business combination, contingent consideration, liability			1,652
Knowledge Price [Member] | Cash [Member]
Business Acquisition [Line Items]
Business combination, consideration tansferred, total			$ 4,068
StoneRiver [Member]
Business Acquisition [Line Items]
Business combination, consideration tansferred, total				$ 101,351
Revenues								$ 67,805
4Sight Business Intelligence Inc. [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired					100.00%
Adaptik Corporation [Member]
Business Acquisition [Line Items]
Business combination, consideration tansferred, total	$ 18,179
Revenues	3,700
Adaptik Corporation [Member] | March 2018 [Member]
Business Acquisition [Line Items]
Business combination, consideration tansferred, total	17,979
Adaptik Corporation [Member] | March 2022 [Member]
Business Acquisition [Line Items]
Business combination, consideration tansferred, total	$ 200